Trade Receivables and Trade Payables - Schedule of Allowance for Expected Credit Losses (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)
Trade receivables
Balance at beginning	RM 580,425	$ 142,926	RM 27,549	$ 6,156
Charge for the year	2,563,722	631,303	580,425	129,689
Reversal during the year	(901,158)	(221,905)	(27,549)	(6,156)
Balance at ending	2,242,989	$ 552,324	580,425	$ 129,689
ECL – not credit impaired [Member]
Trade receivables
Balance at beginning	95,976
Charge for the year	369,790		95,976
Reversal during the year
Balance at ending	465,766		95,976
ECL – credit impaired [Member]
Trade receivables
Balance at beginning	484,449		27,549
Charge for the year	2,193,932		484,449
Reversal during the year	(901,158)		(27,549)
Balance at ending	RM 1,777,223		RM 484,449